Note 2 - Discontinued Operations - Schedule of Disposal Groups Including Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash	$ 122,851	$ 371,366
Total current assets of discontinued operations	1,261,403	1,202,962
Total assets of discontinued operations	202,337	1,168,981
Net (loss) from discontinued operations	(2,439,733)	(2,935,687)
Contract liabilities	80,909	38,260
Total current liabilities of discontinued operations	533,384	517,958
Other long-term liabilities	23,487	5,459
Birmingham Laboratory [Member] | Discontinued Operations, Disposed of by Sale [Member]
Revenue	1,571,795	1,287,497
Cost of sales	751,147	439,436
Accounts receivable, net	746,266	253,748
Gross profit (loss) from discontinued operations	820,648	848,061
Inventories	339,968	433,714
Prepaid expense and other assets	52,318	144,134
General and administrative expense	1,039,950	1,565,595
Total current assets of discontinued operations	1,261,403	1,202,962
Operations expense	1,115,595	1,666,018
Property and equipment, net	21,882	766,337
Sales and marketing expense	637,400	388,419
Intangibles, net	159,158	191,781
Loss on impairment of property and equipment	0	162,905
Lease right-of-use assets	17,266	185,246
Total operating expenses	2,792,945	3,782,937
Other long-term assets	4,031	25,617
Total operating (loss) from discontinued operations	(1,972,297)	(2,934,876)
Total assets of discontinued operations	1,463,740	2,371,943
Loss on disposal of discontinued operations	(463,127)	0
Other income (expense)	(4,309)	(811)
Accounts payable	97,780	128,528
Net (loss) from discontinued operations	(2,439,733)	(2,935,687)
Accrued expenses and other liabilities	248,086	240,803
Lease liability	106,609	110,367
Total current liabilities of discontinued operations	533,384	517,958
Lease liability – net of current portion	0	75,571
Total liabilities	$ 556,871	$ 598,988